Borrowings	12 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Borrowings
Note 13. Borrowings
Current liabilities

	2025	2024
	A$’000	A$’000
Insurance premium funding	396	634

Borrowings related to the annual insurance renewal program. An offsetting prepayment of insurance invoices is included in
Prepayments
- See Note 10 Other Assets.